PAINEWEBBER GROWTH FUND
                       PAINEWEBBER GROWTH AND INCOME FUND
                            PAINEWEBBER MID CAP FUND
                           PAINEWEBBER SMALL CAP FUND

    SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 1999

                                                                October 10, 2000

Dear Investor,

         The board of trustees for each of the above-referenced funds has approved new investment management arrangements for the fund and related investment strategy changes that became effective on October 10, 2000 pursuant to a new Interim Investment Management and Administration Agreement between each fund and Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and one or more Interim Sub-Advisory Contracts between Mitchell Hutchins and unaffiliated sub-advisers.

         As a result of these new investment management arrangements, the funds' Statement of Additional Information ("SAI") is revised as follows:

THE SECOND PARAGRAPH OF THE COVER PAGE IS REPLACED IN ITS ENTIRETY BY THE
FOLLOWING:

       Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") serves as the manager and administrator for each fund. As distributor for the funds, Mitchell Hutchins has appointed PaineWebber to serve as dealer for the sale of fund shares. Mitchell Hutchins has appointed unaffiliated investment advisers (each a "sub-adviser") to serve as sub-advisers for each fund's investments.

THE NAME "MITCHELL HUTCHINS" IN REFERENCES TO DETERMINATIONS MADE BY A FUND'S SUB-ADVISER IN THE SECTIONS CAPTIONED "THE FUNDS AND THEIR INVESTMENT POLICIES," "THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS," "STRATEGIES USING DERIVATIVE INSTRUMENTS" AND "PORTFOLIO TRANSACTIONS" IS REPLACED BY THE PHRASE "THE APPLICABLE SUB-ADVISER," EXCEPT IN THE SECTION CAPTIONED "LENDING OF PORTFOLIO SECURITIES" ON P. 8.

THE DESCRIPTION OF PAINEWEBBER GROWTH FUND IN THE SECOND PARAGRAPH OF THE SECTION CAPTIONED "THE FUNDS AND THEIR INVESTMENT POLICIES" ON P. 2 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

       The investment objective of GROWTH FUND is long-term capital appreciation. The fund generally invests in common stocks of larger capitalization companies that are believed to have substantial potential for capital growth. Alliance Capital Management L.P. and State Street Global Advisors serve as the fund's sub-advisers. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities.

THE DESCRIPTION OF PAINEWEBBER GROWTH AND INCOME FUND IN THE FIFTH PARAGRAPH OF THE SECTION CAPTIONED "THE FUNDS AND THEIR INVESTMENT POLICIES" ON P. 2 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

       The investment objective of GROWTH AND INCOME FUND is current income and capital growth. Institutional Capital Corporation, Westwood Management Corporation and State Street Global Advisors serve as the fund's sub-advisers. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities believed to have substantial potential for capital growth. The fund seeks to achieve the


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       income portion of its objective by investing, under normal circumstances, at least 65% of its total assets in income-producing securities, which may include dividend-paying equity securities, bonds and money market instruments. The fund may invest up to 10% of its total assets in convertible securities rated below investment grade but no lower than B by S&P or Moody's, comparably rated by another rating agency or, if unrated, determined by a sub-adviser to be of comparable quality. The fund may also invest up to 25% of its total assets in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

THE DESCRIPTION OF PAINEWEBBER MID CAP FUND IN THE SEVENTH PARAGRAPH OF THE SECTION CAPTIONED "THE FUNDS AND THEIR INVESTMENT POLICIES" ON P. 2 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

       The investment objective of MID CAP FUND is long-term capital appreciation. Delaware Management Company serves as the fund's sub-adviser. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of medium capitalization ("mid cap") companies, which the fund defines as companies having market capitalizations of at least $750 million and no more than $8 billion at the time of purchase. The fund may invest up to 35% of its total assets in equity securities of companies that are larger or smaller than mid cap companies, as well as in bonds and money market instruments. The fund may invest up to 35% of its total assets in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

THE DESCRIPTION OF PAINEWEBBER SMALL CAP FUND IN THE NINTH PARAGRAPH OF THE SECTION CAPTIONED "THE FUNDS AND THEIR INVESTMENT POLICIES" ON P.3 IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

       The investment objective of SMALL CAP FUND is long-term capital appreciation. Ariel Capital Management, Inc. and ICM Asset Management, Inc. serve as the fund's sub-advisers. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of small capitalization ("small cap") companies, which the fund defines as companies having market capitalizations of up to $1.5 billion at the time of purchase. The fund may invest up to 35% of its total assets in equity securities of companies that are larger than small cap companies, as well as in bonds and money market instruments. This includes up to 10% in convertible bonds that are rated below investment grade, but no lower than B by S&P or Moody's, comparably rated by another rating agency or, if unrated, determined by a sub-adviser to be of comparable quality. The fund may invest up to 25% of its total assets in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

THE SECTION CAPTIONED "INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS -- INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS" ON PP. 26-7 IS RETITLED "INVESTMENT MANAGEMENT, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS -- INVESTMENT MANAGEMENT AND ADMINISTRATION ARRANGEMENTS," ALL REFERENCES TO "ADVISORY CONTRACT" ARE CHANGED TO "MANAGEMENT CONTRACT" AND THE FIRST PARAGRAPH AND THE FOLLOWING PARAGRAPH PRECEDING THE TABLE ARE REPLACED IN THEIR ENTIRETY BY THE FOLLOWING:

       INVESTMENT MANAGEMENT AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the investment manager and administrator for each fund pursuant to separate interim investment management and administration contracts dated October 10, 2000 (each a "Management Contract") with each Trust. Under the Management Contracts, the funds pay fees (expressed as a percentage of the fund's average daily net assets) to Mitchell Hutchins for these services at the annual


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       contract rates of 0.75% for Growth Fund, 0.70% for Growth and
       Income Fund and 1.00% each for Mid Cap Fund and Small Cap
       Fund. All fees paid under the Management Contracts are computed daily and paid monthly.

       During the periods indicated, Mitchell Hutchins earned (or accrued) fees under prior investment advisory and administration contracts relating to each fund in the amounts set forth below:

THE FIRST FULL PARAGRAPH ON P. 27 IN THE SECTION CAPTIONED "INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS -- INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS" IS REVISED BY REPLACING THE LAST SENTENCE WITH THE
FOLLOWING:

       The current Management Contract for each fund may be terminated without penalty on 10 days' written notice to Mitchell Hutchins by the board of the fund or by vote of a majority of the outstanding voting securities of the fund and will terminate 150 days after October 10, 2000 (on March 9,
       2000) unless it has by then been approved by a majority of the outstanding voting securities of the fund.

FOLLOWING THE FIRST FULL PARAGRAPH ON P. 27 IN THE SECTION CAPTIONED "INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS -- INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS," THE FOLLOWING NEW PARAGRAPHS ARE ADDED:

       The Management Contracts authorize Mitchell Hutchins to retain one or more sub-advisers for the management of a fund's investment portfolio and, as described below, Mitchell Hutchins has entered into one or more interim sub-advisory contracts (each a "Sub-Advisory Contract") for each fund. Mitchell Hutchins is responsible for monitoring the services furnished pursuant to the Sub-Advisory Contracts and making recommendations to the applicable board with respect to the retention or replacement of sub-advisers and renewal of Sub-Advisory Contracts.

       Under each Sub-Advisory Contract, the sub-adviser will not be liable for any error or judgment or mistake of law or for any loss suffered by a fund, its shareholders or Mitchell Hutchins in connection with the performance of the contract, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the sub-adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

       Each Sub-Advisory Contract terminates automatically 150 days after October 10, 2000 (on March 9, 2000) and is terminable at any time without penalty on 10 days' written notice to Mitchell Hutchins by the board of the fund or by vote of a majority of the fund's outstanding voting securities and may be terminated by the sub-adviser upon not more than 60 days' written notice to Mitchell Hutchins. A Sub-Advisory Contract may be terminated by Mitchell Hutchins (1) upon material breach by the sub-adviser of its representations and warranties, which breach shall not be cured within a 20 day period after notice of such breach; or (2) if the sub-adviser becomes unable to discharge its duties and obligations under the Sub-Advisory Contract.

       For GROWTH FUND, Mitchell Hutchins has entered into separate Sub-Advisory Contracts with Alliance Capital Management L.P. ("Alliance Capital") and State Street Global Advisors ("SSgA"). Mitchell Hutchins (not the fund) pays Alliance a fee in the annual amount of 0.30% and SSgA a fee at the annual


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       rate of 0.15% of the fund's average daily net assets that it manages. Prior to October 10, 2000, Mitchell Hutchins managed the fund's assets.

       SSgA is the investment management division of State Street Bank and Trust Company, which is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. Alliance Capital Management Corporation ("ACMC") is a general partner of Alliance Capital and an indirect wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation whose shares are traded on the New York Stock Exchange, Inc. As of June 30, 2000, AXA Financial and its subsidiaries were the beneficial owners of an approximately 62.5% partnership interest in Alliance Capital, and Alliance Capital Management Holding L.P. ("Alliance Holding") owned an approximately 35% partnership interest in Alliance Capital. Equity interests in Alliance Holding are traded on the New York Stock Exchange in the form of units. Approximately 97.9% of Alliance Holding's units are owned by the public and management or employees of Alliance Capital and approximately 2.1% are owned by certain wholly owned subsidiaries of AXA Financial. The general partner of Alliance Holding is ACMC. As of March 1, 2000, AXA, a French insurance holding company, owned approximately 60.3% of the issued and outstanding shares of the common stock of AXA Financial.

       For GROWTH AND INCOME FUND, Mitchell Hutchins has entered into separate Sub-Advisory Contracts with Institutional Capital Corporation ("ICAP"), Westwood Management Corporation ("Westwood") and State Street Global Advisors ("SSgA"). Mitchell Hutchins (not the fund) pays each investment adviser a fee at the annual rate of 0.30% (0.15% for SSgA) of the fund's average daily net assets that it manages. Prior to October 10, 2000, Mitchell Hutchins managed the fund's assets. Robert H. Lyon, who serves as president, chief investment officer and a director of ICAP owns a 51% controlling interest in ICAP. Westwood is a wholly owned subsidiary of Southwest Securities Group, Inc., a Dallas-based securities firm. SSgA is the investment management division of State Street Bank and Trust Company, which is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.

       For MID CAP FUND, Mitchell Hutchins has entered into a Sub-Advisory Contract with Delaware Management Company. Mitchell Hutchins (not the fund) pays fees to Delaware Management Company for its services under the Sub-Advisory Contract at the annual rate of 0.40% of the fund's average daily net assets. Delaware Management Company assumed its fund responsibilities on October 10, 2000. Prior to October 10, 2000, Mitchell Hutchins managed the fund's assets. Delaware Management Company is a series of Delaware Management Business Trust, a Delaware business trust. It is a member of Delaware Investments, a subsidiary of Lincoln National Corporation ("Lincoln National"). Lincoln National is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

       For SMALL CAP FUND, Mitchell Hutchins has entered into separate Sub-Advisory Contracts with Ariel Capital Management, Inc. ("Ariel") and ICM Asset Management, Inc. ("ICM"). Mitchell Hutchins (not the fund) pays each of these sub-advisers a fee at the annual rate of 0.30% of the fund's average daily net assets that it manages. Prior to October 10, 2000, Mitchell Hutchins managed the fund's assets. Ariel is an independent subchapter S corporation with a majority of ownership held by its employees. ICM also is an independent subchapter S corporation with a majority of ownership held by its employees. James M. Simmons, founder and chief investment officer of ICM, owns more than 25% of ICM's voting stock.




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